PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS.
Receivables from failed sale-leaseback transactions	¥ 428,810	$ 67,290	¥ 701,210
VAT recoverable	305,524	47,943	178,778
Factoring receivables	212,582	33,359	321,668
Government grant	19,000	2,981	57,317
Rental and other deposits	66,786	10,480	67,260
Interest receivables	26,068	4,090	23,618
Others	147,448	23,137	265,792
Allowance for credit losses	(33,746)	(5,295)	(12,196)	$ (1,914)
PREPAYMENTS AND OTHER CURRENT ASSETS	¥ 1,172,472	$ 183,985	¥ 1,603,447